Affinity World Leaders Equity ETF

WLDR

a series of Two Roads Shared Trust

Supplement dated January 2, 2020 to

the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”), each dated February 28, 2019

Effective immediately, Pushkar V. Murthy no longer serves as a Portfolio Manager of the Affinity World Leaders Equity ETF (the “Fund”). Therefore, all references to Pushkar V. Murthy are deleted from the Prospectus, Summary Prospectus and SAI. Gregory R. Lai, CFA, continues to serve as a Portfolio Manager of the Fund.

This Supplement and the existing Prospectus, Summary Prospectus and Statement of Additional Information dated February 28, 2019, provide relevant information for all shareholders and should be retained for future reference. The Prospectus, Summary Prospectus and the Statement of Additional Information dated February 28, 2019, have been filed with the Securities and Exchange Commission, are incorporated by reference and can be obtained without charge by calling the Fund at 1-866-866-4848.